Taxes (Tables)	12 Months Ended
Jun. 30, 2025
Taxes [Abstract]
Schedule of Provision for Income Tax

The provision for income tax for the years ended June 30, 2025, 2024 and 2023, consisted of the following:

	2025	2024	2023
Current income tax provision	$-	$21,624	$(138,418)
Deferred income tax provision	-	-	424,753
Total	$-	$21,624	$286,335

Schedule of Statutory EIT Rate and the Effective Tax

The following table sets forth reconciliation between the statutory EIT rate and the effective tax for the years ended June 30, 2025, 2024 and 2023, respectively:

	2025	2024	2023
Loss before income taxes	$(5,933,702)	$(13,446,001)	$(11,760,317)
Provision for income taxes at statutory tax rate in the PRC	(1,483,426)	(3,054,079)	(2,798,020)
Temporary difference not recognized as deferred tax assets	1,483,426	3,068,137	3,078,891
Effect of expense for which no income tax is deductible	-	7,566	5,464
Income tax expense	$-	$21,624	$286,335

Schedule of Deferred Tax Assets and Liabilities

The significant components of deferred tax assets and liabilities as of June 30, 2025 and 2024 were as follows:

	2025	2024
Deferred tax assets
Advanced from customers	$74,696	125,472
Total deferred tax assets	74,696	125,472
Allowance for deferred tax assets	(74,696)	(125,472)
Deferred tax assets, net	-	-

Deferred tax liabilities
Business combinations	$397,423	1,819,826
Total deferred tax liabilities	397,423	1,819,826

Schedule of Taxes Payable	The Company’s taxes payable as of June 30, 2025 and 2024, consisted of the following:
	2025	2024
Income tax payable	$24,205	$24,313
Other tax payables	12,101	11,917
Total	$36,306	$36,230